Taxes on Income (Narrative) (Details)	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Beneficial Enterprise [Member] USD ($)	Dec. 31, 2012 Beneficial Enterprise [Member] USD ($)	Dec. 31, 2013 Preferred Enterprise [Member]	Dec. 31, 2013 Special Preferred Enterprise [Member]	Aug. 31, 2013 Israel Tax Reform [Member]	Dec. 31, 2013 Manufacturing Plant [Member]	Dec. 31, 2013 Research and Development Center [Member]	Dec. 31, 2013 Development Area A [Member] Preferred Enterprise [Member]	Dec. 31, 2012 Development Area A [Member] Preferred Enterprise [Member]	Dec. 31, 2013 Development Area A [Member] Special Preferred Enterprise [Member]	Dec. 31, 2013 Rest of Country [Member] Preferred Enterprise [Member]	Dec. 31, 2012 Rest of Country [Member] Preferred Enterprise [Member]	Dec. 31, 2013 Rest of Country [Member] Special Preferred Enterprise [Member]	Dec. 31, 2013 Minimum [Member] Beneficial Enterprise [Member] ILS	Dec. 31, 2013 Minimum [Member] Expansion [Member] ILS	Dec. 31, 2013 Minimum [Member] Specific Foreign Market [Member] Beneficial Enterprise [Member]	Dec. 31, 2013 Maximum [Member] Beneficial Enterprise [Member]	Dec. 31, 2013 Maximum [Member] Expansion [Member]	Dec. 31, 2013 Maximum [Member] Specific Foreign Market [Member] Beneficial Enterprise [Member]
Income Tax Disclosure [Line Items]
Tax rate	25.00%	25.00%	24.00%										5.00%			8.00%
Number of years of tax exemption							10 years		10 years	2 years
Tax rate increase								1.50%
Maximum percent of taxable income for the plan										25.00%
Tax exemption				$ 50,683,000	$ 30,779,000
Income tax liability				12,671,000	7,695,000
Number of years of benefited tax rate under the alternative benefits method for the research and development center										8 years
Corporate tax on cash dividends distributed from exempted profits	25.00%
Withholding tax deduction from cash dividends distributed from benefited profits	15.00%
Corporate tax on cash dividends distributed from exempted profits as of 2014						20.00%
Percentage of revenue from one country to receive tax benefits																			25.00%			75.00%
Market size criteria to receive tax benefits, number of residents (people)																			14,000,000
Required investment in production machinery and equipment to receive tax benefits																	300	300
Time allowed to meet investment in production machinery and equipment to receive tax benefits																				3 years	3 years
Tax rate in 2011-2012 tax years												10.00%			15.00%
Tax rate in 2013-2014 tax years												7.00%			12.50%
Tax rate 2014 and thereafter								26.50%			9.00%		5.00%	16.00%		8.00%
Tax rate as from 2015 tax year for maximum of 10 years												6.00%			12.00%
Adjustment to deferred tax balance relating to changes in tax rate	$ 399,000	$ (58,000)	$ 65,000